Finance debt	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Disclosure of borrowings [text block]

18 Finance debt

Non-current finance debt
Finance debt measured at amortised cost
	Weighted average interest rates in %1)		Carrying amount in USD millions at 31 December		Fair value in USD millions at 31 December2)
	2019	2018	2019	2018	2019	2018

Unsecured bonds
United States Dollar (USD)	4.14	4.14	13,308	13,088	14,907	13,657
Euro (EUR)	2.25	2.10	8,201	8,928	8,992	9,444
Great Britain Pound (GBP)	6.08	6.08	1,815	1,760	2,765	2,532
Norwegian Kroner (NOK)	4.18	4.18	342	345	389	388

Total			23,666	24,121	27,053	26,021

Unsecured loans
Japanese Yen (JPY)	4.30	4.30	92	91	123	119

Total			92	91	123	119

Non-current bonds and bank loans			23,758	24,212	27,175	26,140
Less current portion			2,004	1,322	2,036	1,321

Total			21,754	22,889	25,139	24,819

Lease liabilities3)			4,339	432
Less current portion			1,148	57

Non-current finance debt			24,945	23,264

1)Weighted average interest rates are calculated based on the contractual rates on the loans per currency at 31 December and do not include the effect of swap agreements.

2)Fair values are determined from external calculation models based on market observations from various sources, classified at level 2 in the fair value hierarchy. For more information regarding fair value hierarchy, see note 26 Financial Instruments: fair value measurement and sensitivity of market risk.

3)For more information regarding comparable figures on lease liabilities, see note 23 Implementation of IFRS 16 Leases.

Unsecured bonds amounting to USD 13,308 million are denominated in USD and unsecured bonds denominated in other currencies amounting to USD 9,404 million are swapped into USD. One bond denominated in EUR amounting to USD 954 million is not swapped. The table does not include the effects of agreements entered into to swap the various currencies into USD. For further information see note 26 Financial instruments: fair value measurement and sensitivity analysis of market risk.

Substantially all unsecured bond and unsecured bank loan agreements contain provisions restricting future pledging of assets to secure borrowings without granting a similar secured status to the existing bondholders and lenders.

In 2019 Equinor issued the following bond:
Issuance date	Amount in USD million	Interest rate in %	Maturity date

13 November 2019	1,000	3.250	November 2049

Out of Equinor's total outstanding unsecured bond portfolio, 37 bond agreements contain provisions allowing Equinor to call the debt prior to its final redemption at par or at certain specified premiums if there are changes to the Norwegian tax laws. The carrying amount of these agreements is USD 23,024 million at the 31 December 2019 closing exchange rate.

For more information about the revolving credit facility, maturity profile for undiscounted cash flows and interest rate risk management, see note 5 Financial risk and capital management.

Non-current finance debt maturity profile
	At 31 December
(in USD million)	2019	2018

Year 2 and 3	4,156	4,003
Year 4 and 5	5,680	3,736
After 5 years	15,109	15,525

Total repayment of non-current finance debt	24,945	23,264

Weighted average maturity (years - including current portion)	9	9
Weighted average annual interest rate (% - including current portion)	3.53	3.67

For more information regarding lease liabilities, see note 22 Leases.

Current finance debt
	At 31 December
(in USD million)	2019	2018

Collateral liabilities	585	213
Non-current finance debt due within one year	3,152	1,380
Other including US Commercial paper programme and bank overdraft	350	870

Total current finance debt	4,087	2,463

Weighted average interest rate (%)	2.39	1.62

Collateral liabilities and other current liabilities relate mainly to cash received as security for a portion of Equinor's credit exposure and outstanding amounts on US Commercial paper (CP) programme. Issuance on the CP programme amounted to USD 340 million as of 31 December 2019 and USD 842 million as of 31 December 2018.

Non-current finance debt due within one year includes current portion of leases. For more information regarding leases, see note 22 Leases.

Reconciliation of cash flow from financing activities to finance line items in balance sheet

(in USD million)	Non-current finance debt	Current finance debt	Financial receivable Collaterals 1)	Additional paid in capital /Treasury shares	Non-controlling interest	Dividend payable	Total

At 31 December 2018	23,264	2,463	(591)	(196)	19	766	25,725
Transfer to current portion2)	(3,152)	3,152	-	-	-	-	-
Effect of exchange rate changes	(108)	-	-	-	-	7	(101)
Dividend decleared	-	-	-	-	-	3,453	3,453
Cash flows provided by/(used in) financing activities2)	984	(2,585)	(32)	(514)	(7)	(3,342)	(5,496)
Other changes2)	3,957	1,057	(11)	2	8	(25)	4,988

At 31 December 2019	24,945	4,087	(634)	(708)	20	859	28,569

1) Financial receivables collaterals are in included in trade and other receivables in the balance sheet. See note 15 Trade and other receivables for more information.
2) Leases are included in columns for non-current finance debt and current finance debt. See note 22 Leases for more information.

(in USD million)	Non-current finance debt	Current finance debt	Financial receivable Collaterals 1)	Additional paid in capital /Treasury shares	Non-controlling interest	Dividend payable	Total

At 31 December 2017	24,183	4,091	(272)	(191)	24	729	28,564
Transfer to current portion	(1,380)	1,380	-	-	-	-	-
Effect of exchange rate changes	(556)	2	-	-	-	(1)	(555)
Dividend decleared	-	-	-	-	-	3,064	3,064
Scrip dividend	-	-	-	-	-	(338)	(338)
Cash flows provided by/(used in) financing activities	998	(2,949)	(331)	(64)	(7)	(2,672)	(5,025)
Other changes	20	(61)	11	59	2	(16)	15

At 31 December 2018	23,264	2,463	(591)	(196)	19	766	25,725

1) Financial receivables collaterals are in included in trade and other receivables in the balance sheet. See note 15 Trade and other receivables for more information.